Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Dec. 22, 2021
Cultivar ETF
Account Value [Line Items]
Account Value	$ 11,410	$ 10,740	$ 10,050	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 12,290	$ 10,150	$ 9,010	$ 10,000